The prospectus containing information for the American Express Retirement Advisor Variable Annuity(SM)-Band 3 filed electronically in Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 on Form N-4, filed on or about April 28, 2000, is incorporated by reference.

                      STATEMENT OF ADDITIONAL INFORMATION
                                       for

         AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM - BAND 3

                          IDS Life Variable Account 10

                                   May 1, 2000

                           Revised as of July 21, 2000

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN  55474
800-437-0602

                                TABLE OF CONTENTS

Performance Information...................................................p.3

Calculating Annuity Payouts...............................................p.7

Rating Agencies...........................................................p.8

Principal Underwriter.....................................................p.9

Independent Auditors......................................................p.9

Financial Statements

Performance Information
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

          Average Annual Total Return For Periods Ending Dec. 31, 1999

                                                                Performance Since                Performance Since
                                                               Commencement of the           Commencement of the Fund**
                                                                    Subaccount
                                                                          Since                                      Since
Subaccount    Investing In:                                   1 year   Commencement    1 Year  5 Years 10 Years  Commencement
              AXPSM VARIABLE PORTFOLIO
      BC3           Blue Chip Advantage Fund (9/99;9/99)*       --%       13.13%          --%      --%     --%      10.74%
      BD3           Bond Fund (9/99;10/81)                      --         1.50          1.08     7.36    7.53      10.06
      CR3           Capital Resource Fund (9/99;10/81)          --        17.26         23.01    20.63   14.82      15.30
      CM3           Cash Management Fund (9/99;10/81)           --         1.17          4.10     4.48    4.27       5.95
      DE3           Diversified Equity Income Fund              --         5.76           --      --       --        2.04
                    (9/99;9/99)
      EM3           Emerging Markets Fund (5/00;5/00)+          --          --           --      --       --          --
      EI3           Extra Income Fund (9/99;5/96)               --         1.77          5.60    --       --         4.88
      FI3           Federal Income Fund (9/99;9/99)             --         0.69          --      --       --         0.60
      GB3           Global Bond Fund (9/99;5/96)                --        -0.36         -4.98    --       --         3.45
      GR3           Growth Fund (9/99;9/99)                     --        19.63          --      --       --        16.62
      IE3           International Fund (9/99;1/92)              --        30.51         44.77    15.45    --        12.70
      MF3           Managed Fund (9/99;4/86)                    --        10.28         14.16    17.51   12.86      12.21
      ND3           New Dimensions Fund(R)(9/99;5/96)            --        21.59         31.22    --       --        25.60
      IV3           S&P 500 Index Fund (5/00;5/00)+             --          --           --      --       --          --
      SC3           Small Cap Advantage Fund (9/99;9/99)        --        14.27          --      --       --        11.97
      SA3           Strategy Aggressive Fund (9/99;1/92)        --        54.28         70.03    24.06    --        16.32
              AIM V.I.
      3CA           Capital Appreciation Fund (9/99;5/93)       --        33.82         43.78    24.84    --        21.59
      3CD           Capital Development Fund (9/99;5/98)        --        29.69         28.33    --       --        10.53
              American Century VARIABLE PORTFOLIOS, INC.
      3IF           VP International (9/99;5/94)                --        45.58         63.09    21.45    --        17.54
      3VA           VP Value (9/99;5/96)                        --        -4.08         -1.45    --       --        10.43
              CALVERT CVS
      3SR           Social Balanced Portfolio (5/00;9/86)       --          --          11.55    17.32   11.38      10.98
              FIDELITY VIP
      3GI           III Growth & Income Portfolio (Service      --         7.26          7.05    --       --        20.11
                    Class) (9/99;12/96)
      3MP           III Mid Cap Portfolio (Service Class)       --        28.84         47.87    --       --        51.93
                    (9/99;2/98)
      3OS           Overseas Portfolio (Service Class)          --        24.32         41.55    16.62   10.74      10.12
                    (9/99;12/87)
              FRANKLIN TEMPLETON VIP TRUST
      3RE           Franklin Real Estate Fund - Class 2         --        -0.47         -6.93     7.33    8.34       8.01
                    (9/99;1/89)***
      3SI           Franklin Value Securities Fund - Class      --         5.52          0.78    --       --       -13.72
                    2
                    (9/99;5/98)***
      3IS           Templeton International Smaller             --         4.72         23.18     --      --         4.61
                    Companies Fund - Class 2 (9/99;5/96)***
              GOLDMAN SACHS Variable Insurance Trust (VIT)
      3SE           CORESM Small Cap Equity Fund                --        17.04         16.84    --       --         2.78
                    (9/99;2/98)****
      3UE           CORESM U.S. Equity Fund (9/99;2/98)         --        12.79         23.56    --       --        20.00
      3MC           Mid Cap Value Fund (9/99;4/94)              --        -3.31         -1.55    --       --        -9.43

*    (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
+    Fund had not commenced operations as of Dec. 31, 1999.
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance represents the historical results of Class 1 Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****CoreSM is a service mark of Goldman, Sachs & Co.

          Average Annual Total Return For Periods Ending Dec. 31, 1999

                                                                Performance Since                Performance Since
                                                               Commencement of the           Commencement of the Fund**
                                                                    Subaccount
                                                                          Since                                      Since
Subaccount    Investing In:                                   1 year   Commencement    1 Year  5 Years 10 Years  Commencement
              JANUS ASPEN SERIES
      3AG           Aggressive Growth Portfolio - Service       --          --         121.96    35.05    --        33.20
                    Shares (5/00;9/93)*
      3GT           Global Technology Portfolio - Service       --          --           --      --       --          --
                    Shares (5/00;1/00) +
      3IG           International Growth Portfolio -            --          --          78.52    32.51    --        27.78
                    Service Shares (5/00;4/94)
              LAZARD RETIREMENT SERIES
      3IP           International Equity Portfolio              --         8.94         20.69    --       --        25.47
                    (9/99;9/98)
              MFS(R) VARIABLE  INSURANCE TRUST (VIT)
      3MG           Growth Series - Service Class               --          --           --      --       --        39.43
                    (5/00;5/99)
      3MD           New Discovery Series - Service Class        --          --          69.36    --       --        38.44
                    (5/00;5/98)
              PUTNAM VARIABLE TRUST
      3IN           Putnam VT International New                 --        57.48        101.65    --       --        50.84
                    Opportunities Fund - Class IB Shares
                    (9/99;4/98)*****
      3VS           Putnam VT Vista Fund - Class IB Shares      --        37.99         51.83    --       --        30.30
                    (9/99;1/97)*****
              ROYCE CAPITAL FUND
      3MI           Micro-Cap Portfolio (9/99;12/96)            --        15.92         27.40    --       --        16.64
              THIRD AVENUE
      3SV           Value Portfolio (9/99;9/99)                 --         8.18          --      --       --         8.18
              WANGER
      3IT           International Small Cap (9/99;5/95)         --        54.72        125.15    --       --        37.94
      3SP           U.S. Small Cap (9/99;5/95)                  --        15.59         24.15    --       --        25.69
              WARBURG PINCUS TRUST
      3EG           Emerging Growth Portfolio (9/99;9/99)       --        34.66          --      --       --        31.68


*    (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
+    Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending  Redeemable  Value  of a  hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period and
o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount                         Investing In                               Simple Yield          Compound Yield
CM3              AXPSM Variable Portfolio - Cash Management Fund                 5.51%                  5.66%


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     ---
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursement c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount                     Investing In                         Simple Yield
BD3          AXPSM Variable Portfolio - Bond Fund                       7.42%
EI3          AXPSM Variable Portfolio - Extra Income Fund              10.23
FI3          AXPSM Variable Portfolio - Federal Income Fund             5.47
GB3          AXPSM Variable Portfolio - Global Bond Fund                5.26


Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

          The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
          Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and
o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o dividing that sum by the previous adjusted net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
   ---------------           ---------
      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA


      Moody's                   Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Variable Account 10 - American Express Retirement Advisor Variable AnnuitySM - Band 3

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, SC3, SA3, 3CA, 3CD, 3IF, 3VA, 3GI, 3MP, 3OS, 3RE, 3SI, 3IS, 3SE, 3UE, 3MC, 3IP, 3IN, 3VS, 3MI, 3SV, 3IT, 3SP and 3EG) as of December 31, 1999, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
    ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999

                                                                              Segregated Asset Subaccounts
Assets                                                            BC3                      BD3                      CR3
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 212,470                 $ 47,995                $ 938,790
                                                               ---------                 --------                ---------
  at market value                                              $ 234,104                 $ 47,900                $ 996,131
Dividends receivable                                                  --                      291                       --
Accounts receivable from IDS Life for
contract purchase payments                                            --                       --                       --
Receivable from mutual funds and portfolios
for share redemptions                                                 --                       --                       --
                                                                --------                  -------                  -------
Total assets                                                     234,104                   48,191                  996,131
                                                                 =======                   ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     593                       22                      464
  Contract terminations                                                3                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                             --                       --                       --
                                                                 -------                  -------                  -------
Total liabilities                                                    596                       22                      464
                                                                     ---                       --                      ---
Net assets applicable to contracts
in accumulation period                                         $ 233,508                 $ 48,169                $ 995,667
                                                               =========                 ========                =========
Accumulation units outstanding                                   210,746                   47,444                  871,976
                                                                 =======                   ======                  =======
Net asset value per accumulation unit                             $ 1.11                   $ 1.02                   $ 1.14
                                                                  ======                   ======                   ======

Assets                                                            CM3                      DE3                      EI3
Investments in shares of mutual funds and portfolios:
  at cost                                                    $ 2,285,594                 $ 22,840                 $ 47,337
                                                             -----------                 --------                 --------
  at market value                                            $ 2,285,593                 $ 23,318                 $ 47,709
Dividends receivable                                               9,214                       --                      398
Accounts receivable from IDS Life for
contract purchase payments                                           114                       --                      700
Receivable from mutual funds and portfolios
for share redemptions                                                 --                       --                       --
                                                                 -------                   ------                  -------
Total assets                                                   2,294,921                   23,318                   48,807
                                                               =========                   ======                   ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     945                      230                       21
  Contract terminations                                               --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                             --                       --                       --
                                                                     ---                     ----                      ---
Total liabilities                                                    945                      230                       21
                                                                     ---                      ---                       --
Net assets applicable to contracts
in accumulation period                                       $ 2,293,976                 $ 23,088                 $ 48,786
                                                             -----------                 --------                 --------
Accumulation units outstanding                                 2,266,486                   22,622                   48,194
                                                               =========                   ======                   ======
Net asset value per accumulation unit                             $ 1.01                   $ 1.02                   $ 1.01
                                                                  ======                   ======                   ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                   Segregated Asset Subaccounts
Assets                                                                FI3                      GB3                      GR3
Investments in shares of mutual funds
and portfolios:
  at cost                                                          $ 10,946                  $ 2,832                $ 405,149
                                                                   --------                  -------                ---------
  at market value                                                  $ 10,943                  $ 2,809                $ 467,888
Dividends receivable                                                 11,133                        9                       --
Accounts receivable from IDS Life for
contract purchase payments                                            1,285                       --                       22
Receivable from mutual funds and portfolios
for share redemptions                                                    --                       --                       --
                                                                      -----                    -----                    -----
Total assets                                                         23,361                    2,818                  467,910
                                                                     ======                    =====                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,497                        1                      216
  Contract terminations                                                  --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                                --                       --                       --
                                                                      -----                    -----                    -----
Total liabilities                                                     2,497                        1                      216
                                                                      -----                        -                      ---
Net assets applicable to contracts in
accumulation period                                                $ 20,864                  $ 2,817                $ 467,694
                                                                   ========                  =======                =========
Accumulation units outstanding                                        9,663                    2,813                  400,647
                                                                      -----                    -----                  -------
Net asset value per accumulation unit                                $ 1.01                   $ 1.00                   $ 1.17
                                                                     ======                   ======                   ======

Assets                                                                IE3                      MF3                      ND3
Investments in shares of mutual funds
and portfolios:
  at cost                                                         $ 151,783                 $ 10,089                $ 459,229
                                                                  ---------                 --------                ---------
  at market value                                                 $ 169,572                 $ 10,472                $ 500,044
Dividends receivable                                                     --                       --                       --
Accounts receivable from IDS Life for
contract purchase payments                                               --                       --                    7,640
Receivable from mutual funds and portfolios
for share redemptions                                                    --                       --                       --
                                                                      -----                    -----                    -----
Total assets                                                        169,572                   10,472                  507,684
                                                                    =======                   ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                         73                        4                      201
  Contract terminations                                                  --                       --                       --
Payable to mutual funds and portfolios
for investments purchased                                                --                       --                       --
                                                                      -----                    -----                    -----
Total liabilities                                                        73                        4                      201
                                                                         --                        -                      ---
Net assets applicable to contracts in
accumulation period                                               $ 169,499                 $ 10,468                $ 507,483
                                                                  ---------                 --------                ---------
Accumulation units outstanding                                      133,025                    9,618                  426,131
                                                                    =======                    =====                  =======
Net asset value per accumulation unit                                $ 1.27                   $ 1.09                   $ 1.19
                                                                     ======                   ======                   ======

See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                     Segregated Asset Subaccounts
Assets                                                                        SC3               SA3                      3CA
Investments in shares of mutual funds and portfolios:
  at cost                                                                  $ 595,837          $ 40,705                $ 218,472
                                                                           ---------          --------                ---------
  at market value                                                          $ 662,774          $ 49,917                $ 243,363
Dividends receivable                                                              --                --                       --
Accounts receivable from IDS Life for contract purchase payments                  --                --                       --
Receivable from mutual funds and portfolios for share redemptions                 --                --                       95
                                                                                ----           -------                  -------
Total assets                                                                 662,774            49,917                  243,458
                                                                             =======            ======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               1,022                20                       95
  Contract terminations                                                      200,000                --                       --
Payable to mutual funds and portfolios for investments purchased                  --                --                       --
                                                                                ----              ----                     ----
Total liabilities                                                            201,022                20                       95
                                                                             -------                --                       --
Net assets applicable to contracts in accumulation period                  $ 461,752          $ 49,897                $ 243,363
                                                                           ---------          --------                ---------
Accumulation units outstanding                                                27,894            32,918                  185,081
                                                                              ======            ======                  =======
Net asset value per accumulation unit                                         $ 1.12            $ 1.52                   $ 1.31
                                                                              ======            ======                   ======

Assets                                                                         3CD                3IF                    3VA
Investments in shares of mutual funds and portfolios:
  at cost                                                                     $ 4,002           $ 11,894               $ 53,884
                                                                              -------           --------               --------
  at market value                                                             $ 4,882           $ 13,570               $ 54,561
Dividends receivable                                                               --                 --                     --
Accounts receivable from IDS Life for contract purchase payments                   --                 --                     --
Receivable from mutual funds and portfolios for share redemptions                   2                  5                     18
                                                                                    -                  -                     --
Total assets                                                                    4,884             13,575                 54,579
                                                                                =====             ======                 ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                    2                  5                     18
  Contract terminations                                                            --                 --                     --
Payable to mutual funds and portfolios for investments purchased                   --                 --                     --
                                                                                -----               ----                   ----
Total liabilities                                                                   2                  5                     18
                                                                                    -                  -                     --
Net assets applicable to contracts in accumulation period                     $ 4,882           $ 13,570               $ 54,561
                                                                              -------           --------               --------
Accumulation units outstanding                                                  3,858              9,427                 59,244
                                                                                =====              =====                 ======
Net asset value per accumulation unit                                          $ 1.27             $ 1.44                 $ 0.92
                                                                               ======             ======                 ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                       Segregated Asset Subaccounts
Assets                                                                   3GI                      3MP                      3OS
Investments in shares of mutual funds and portfolios:
  at cost                                                              $ 456,359                $ 111,787                 $ 26,387
                                                                       ---------                ---------                 --------
  at market value                                                      $ 465,000                $ 126,214                 $ 30,534
Dividends receivable                                                          --                      790                       --
Accounts receivable from IDS Life for contract purchase payments             131                       24                       --
Receivable from mutual funds and portfolios for share redemptions            158                       50                       14
                                                                             ---                       --                       --
Total assets                                                             465,289                  127,078                   30,548
                                                                         =======                  =======                   ======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                             158                       50                       14
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased             131                       24                       --
                                                                             ---                       --
Total liabilities                                                            289                       74                       14
                                                                             ---                       --                       --
Net assets applicable to contracts in accumulation period              $ 465,000                $ 127,004                 $ 30,534
                                                                       ---------                ---------                 --------
Accumulation units outstanding                                           444,754                  102,185                   24,865
                                                                         =======                  =======                   ======
Net asset value per accumulation unit                                     $ 1.05                   $ 1.24                   $ 1.23
                                                                          ======                   ======                   ======

Assets                                                                     3RE                      3SI                      3IS
Investments in shares of mutual funds and portfolios:
  at cost                                                                $ 3,941                  $ 1,504                  $ 8,872
                                                                         -------                  -------                  -------
  at market value                                                        $ 3,989                  $ 1,563                  $ 9,405
Dividends receivable                                                          --                       --                       --
Accounts receivable from IDS Life for contract purchase payments              --                       --                       --
Receivable from mutual funds and portfolios for share redemptions              3                       16                       16
                                                                               -                       --                       --
Total assets                                                               3,992                    1,579                    9,421
                                                                           =====                    =====                    =====

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               2                       --                        4
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased               1                       16                       12
                                                                               -                       --                       --
Total liabilities                                                              3                       16                       16
                                                                               -                       --                       --
Net assets applicable to contracts in accumulation period                $ 3,989                  $ 1,563                  $ 9,405
                                                                         -------                  -------                  -------
Accumulation units outstanding                                             4,160                    1,623                    9,250
                                                                           =====                    =====                    =====
Net asset value per accumulation unit                                     $ 0.96                   $ 0.96                   $ 1.02
                                                                          ======                   ======                   ======

See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999

                                                                                        Segregated Asset Subaccounts
Assets                                                                          3SE                3UE                      3MC
Investments in shares of mutual funds and portfolios:
  at cost                                                                    $ 42,261          $ 182,216                  $ 7,429
                                                                             --------          ---------                  -------
  at market value                                                            $ 46,356          $ 187,710                  $ 7,530
Dividends receivable                                                               --                 --                       --
Accounts receivable from IDS Life for contract purchase payments                   --                 --                       10
Receivable from mutual funds and portfolios for share redemptions                  20                 92                        2
                                                                                   --                 --                        -
Total assets                                                                   46,376            187,802                    7,542
                                                                               ======            =======                    =====

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                   20                 32                        2
  Contract terminations                                                            --                 --                       --
Payable to mutual funds and portfolios for investments purchased                   --                 60                       10
                                                                                                      --                       --
Total liabilities                                                                  20                 92                       12
                                                                                   --                 --                       --
Net assets applicable to contracts in accumulation period                    $ 46,356          $ 187,710                  $ 7,530
                                                                             --------          ---------                  -------
Accumulation units outstanding                                                 40,902            170,333                    7,935
                                                                               ======            =======                    =====
Net asset value per accumulation unit                                          $ 1.13             $ 1.10                   $ 0.95
                                                                               ======             ======                   ======

Assets                                                                           3IP                 3IN                    3VS
Investments in shares of mutual funds and portfolios:
  at cost                                                                      $ 8,398           $ 105,475              $ 230,602
                                                                               -------           ---------              ---------
  at market value                                                              $ 8,964           $ 131,637              $ 247,884
Dividends receivable                                                                --                  --                     --
Accounts receivable from IDS Life for contract purchase payments                    --                  11                  3,382
Receivable from mutual funds and portfolios for share redemptions                    4                  50                    102
                                                                                     -                  --                    ---
Total assets                                                                     8,968             131,698                251,368
                                                                                 =====             =======                =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                                     4                  50                    102
  Contract terminations                                                             --                  --                     --
Payable to mutual funds and portfolios for investments purchased                    --                  11                  3,382
                                                                                                        --                  -----
Total liabilities                                                                    4                  61                  3,484
                                                                                     -                  --                  -----
Net assets applicable to contracts in accumulation period                      $ 8,964           $ 131,637              $ 247,884
                                                                               -------           ---------              ---------
Accumulation units outstanding                                                   8,363              86,882                182,717
                                                                                 =====              ======                =======
Net asset value per accumulation unit                                           $ 1.07              $ 1.52                 $ 1.36
                                                                                ======              ======                 ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Net Assets
December 31, 1999
                                                                                         Segregated Asset Subaccounts
Assets                                                                     3MI                      3SV                      3IT
Investments in shares of mutual funds and portfolios:
  at cost                                                               $ 21,022                $ 124,441                $ 138,891
                                                                        --------                ---------                ---------
  at market value                                                       $ 21,970                $ 130,357                $ 169,351
Dividends receivable                                                          --                       --                       --
Accounts receivable from IDS Life for contract purchase payments               5                       --                    3,385
Receivable from mutual funds and portfolios for share redemptions              9                      866                       60
                                                                               -                      ---                       --
Total assets                                                              21,984                  131,223                  172,796
                                                                          ======                  =======                  =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                               9                       58                       60
  Contract terminations                                                       --                       --                       --
Payable to mutual funds and portfolios for investments purchased               5                      808                    3,385
                                                                               -                      ---                    -----
Total liabilities                                                             14                      866                    3,445
                                                                              --                      ---                    -----
Net assets applicable to contracts in accumulation period               $ 21,970                $ 130,357                $ 169,351
                                                                        --------                ---------                ---------
Accumulation units outstanding                                            19,042                  120,448                  111,791
                                                                          ======                  =======                  =======
Net asset value per accumulation unit                                     $ 1.15                   $ 1.08                   $ 1.51
                                                                          ======                   ======                   ======

                                                                                                                          Combined
                                                                                                                          Variable
Assets                                                                     3SP                      3EG                    Account
Investments in shares of mutual funds and portfolios:
  at cost                                                              $ 135,620                 $ 18,725              $ 7,143,778
                                                                       ---------                 --------              -----------
  at market value                                                      $ 143,413                 $ 22,322              $ 7,579,749
Dividends receivable                                                          --                       --                   21,835
Accounts receivable from IDS Life for contract purchase payments              --                       --                   16,709
Receivable from mutual funds and portfolios for share redemptions            174                       11                    1,767
                                                                             ---                       --                    -----
Total assets                                                             143,587                   22,333                7,620,060
                                                                         =======                   ======                =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                              51                       11                    7,056
  Contract terminations                                                       --                       --                  200,003
Payable to mutual funds and portfolios for investments purchased             123                       --                    7,968
                                                                             ---                                             -----
Total liabilities                                                            174                       11                  215,027
                                                                             ---                       --                  -------
Net assets applicable to contracts in accumulation period              $ 143,413                 $ 22,322              $ 7,405,033
                                                                       ---------                 --------              -----------
Accumulation units outstanding                                           124,538                   16,945
                                                                         =======                   ======
Net asset value per accumulation unit                                     $ 1.15                   $ 1.32
                                                                          ======                   ======


See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999
                                                                                           Segregated Asset Subaccounts1
Investment income                                                                        BC3            BD3                CR3
Dividend income from mutual funds and portfolios                                       $ 2,835         $ 449           $ 89,254
Mortality and expense risk fee                                                           3,101            32              1,193
                                                                                         -----            --              -----
Investment income (loss) - net                                                            (266)          417             88,061
                                                                                          ====           ===             ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                2,132,738        41,908              1,590
  Cost of investments sold                                                           2,015,349        42,117              1,558
                                                                                     ---------        ------              -----
Net realized gain (loss) on investments                                                117,389          (209)                32
Net change in unrealized appreciation or depreciation of investments                    21,634           (95)            57,341
                                                                                        ------           ---             ------
Net gain (loss) on investments                                                         139,023          (304)            57,373
                                                                                       -------          ----             ------
Net increase (decrease) in net assets resulting from operations                      $ 138,757         $ 113          $ 145,434
                                                                                     =========         =====          =========

Investment income                                                                        CM3             DE3               EI3
Dividend income from mutual funds and portfolios                                     $ 12,609         $ 6,759             $ 445
Mortality and expense risk fee                                                          1,286           2,691                24
                                                                                        -----           -----                --
Investment income (loss) - net                                                         11,323           4,068               421
                                                                                       ======           =====               ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                 410,561       2,018,274               994
  Cost of investments sold                                                            410,561       2,006,620               987
                                                                                      -------       ---------               ---
Net realized gain (loss) on investments                                                    --          11,654                 7
Net change in unrealized appreciation or depreciation of investments                       (1)            478               372
                                                                                           --             ---               ---
Net gain (loss) on investments                                                             (1)         12,132               379
                                                                                           --          ------               ---
Net increase (decrease) in net assets resulting from operations                      $ 11,322        $ 16,200             $ 800
                                                                                     ========        ========             =====


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                            Segregated Asset Subaccounts1
Investment income                                                                        FI3           GB3                GR3
Dividend income from mutual funds and portfolios                                     $ 129,829          $ 18              $ 465
Mortality and expense risk fee                                                          14,908             2              2,851
                                                                                        ------             -              -----
Investment income (loss) - net                                                         114,921            16             (2,386)
                                                                                       =======            ==             ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                               10,084,511           691          2,208,747
  Cost of investments sold                                                          10,120,144           699          2,020,091
                                                                                    ----------           ---          ---------
Net realized gain (loss) on investments                                                (35,633)           (8)           188,656
Net change in unrealized appreciation or depreciation of investments                        (3)          (23)            62,739
                                                                                            --           ---             ------
Net gain (loss) on investments                                                         (35,636)          (31)           251,395
                                                                                       -------           ---            -------
Net increase (decrease) in net assets resulting from operations                       $ 79,285         $ (15)         $ 249,009
                                                                                      ========         =====          =========

Investment income                                                                        IE3            MF3                ND3
Dividend income from mutual funds and portfolios                                       $ 1,762          $ 206            $ 1,060
Mortality and expense risk fee                                                              79              5                238
                                                                                            --              -                ---
Investment income (loss) - net                                                           1,683            201                822
                                                                                         =====            ===                ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,647            702             19,277
  Cost of investments sold                                                               1,531            681             18,631
                                                                                         -----            ---             ------
Net realized gain (loss) on investments                                                    116             21                646
Net change in unrealized appreciation or depreciation of investments                    17,789            383             40,815
                                                                                        ------            ---             ------
Net gain (loss) on investments                                                          17,905            404             41,461
                                                                                        ------            ---             ------
Net increase (decrease) in net assets resulting from operations                       $ 19,588          $ 605           $ 42,283
                                                                                      ========          =====           ========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts1
Investment income                                               SC3                      SA3                      3CA
Dividend income from mutual funds and portfolios            $ 25,198                  $ 1,311                  $ 4,208
Mortality and expense risk fee                                 4,801                       28                      115
                                                               -----                       --                      ---
Investment income (loss) - net                                20,397                    1,283                    4,093
                                                              ======                    =====                    =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                      2,597,025                    1,583                    2,099
  Cost of investments sold                                 2,460,592                    1,435                    1,942
                                                           ---------                    -----                    -----
Net realized gain (loss) on investments                      136,433                      148                      157
Net change in unrealized appreciation or
depreciation of investments                                   66,937                    9,212                   24,891
                                                              ------                    -----                   ------
Net gain (loss) on investments                               203,370                    9,360                   25,048
                                                             -------                    -----                   ------
Net increase (decrease) in net assets resulting
from operations                                            $ 223,767                 $ 10,643                 $ 29,141
                                                           =========                 ========                 ========

Investment income                                           3CD                      3IF                      3VA
Dividend income from mutual funds and portfolios             $--                      $--                      $--
Mortality and expense risk fee                                 5                        6                       35
                                                               -                        -                       --
Investment income (loss) - net                                (5)                      (6)                     (35)
                                                              ==                       ==                      ===

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                        989                    5,299                    1,060
  Cost of investments sold                                   842                    4,796                    1,075
                                                             ---                    -----                    -----
Net realized gain (loss) on investments                      147                      503                      (15)
Net change in unrealized appreciation or
depreciation of investments                                  880                    1,676                      677
                                                             ---                    -----                      ---
Net gain (loss) on investments                             1,027                    2,179                      662
                                                           -----                    -----                      ---
Net increase (decrease) in net assets resulting
from operations                                          $ 1,022                  $ 2,173                    $ 627
                                                         =======                  =======                    =====

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Investment income                                                                         3GI                3MP             3OS
Dividend income from mutual funds and portfolios                                           $--              $ 790             $--
Mortality and expense risk fee                                                             207                 65              21
                                                                                           ---                 --              --
Investment income (loss) - net                                                            (207)               725             (21)
                                                                                          ====                ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                   19,674              1,937             926
  Cost of investments sold                                                              19,571              1,855             827
                                                                                        ------              -----             ---
Net realized gain (loss) on investments                                                    103                 82              99
Net change in unrealized appreciation or depreciation of investments                     8,641             14,427           4,147
                                                                                         -----             ------           -----
Net gain (loss) on investments                                                           8,744             14,509           4,246
                                                                                         -----             ------           -----
Net increase (decrease) in net assets resulting from operations                        $ 8,537           $ 15,234         $ 4,225
                                                                                       =======           ========         =======


Investment income                                                                        3RE                 3SI             3IS
Dividend income from mutual funds and portfolios                                         $--                 $--             $--
Mortality and expense risk fee                                                             4                   2              10
                                                                                           -                   -              --
Investment income (loss) - net                                                            (4)                 (2)            (10)
                                                                                          ==                  ==             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    706               1,528             722
  Cost of investments sold                                                               712               1,493             684
                                                                                         ---               -----             ---
Net realized gain (loss) on investments                                                   (6)                 35              38
Net change in unrealized appreciation or depreciation of investments                      48                  59             533
                                                                                          --                  --             ---
Net gain (loss) on investments                                                            42                  94             571
                                                                                          --                  --             ---
Net increase (decrease) in net assets resulting from operations                         $ 38                $ 92           $ 561
                                                                                        ====                ====           =====

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Investment income                                                                         3SE             3UE              3MC
Dividend income from mutual funds and portfolios                                          $ 99           $ 781             $ 43
Mortality and expense risk fee                                                              25              56                4
                                                                                            --              --                -
Investment income (loss) - net                                                              74             725               39
                                                                                            ==             ===               ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                      767           2,857              814
  Cost of investments sold                                                                 726           2,715              826
                                                                                           ---           -----              ---
Net realized gain (loss) on investments                                                     41             142              (12)
Net change in unrealized appreciation or depreciation of investments                     4,095           5,494              101
                                                                                         -----           -----              ---
Net gain (loss) on investments                                                           4,136           5,636               89
                                                                                         -----           -----               --
Net increase (decrease) in net assets resulting from operations                        $ 4,210         $ 6,361            $ 128
                                                                                       =======         =======            =====

Investment income                                                                         3IP             3IN              3VS
Dividend income from mutual funds and portfolios                                          $ 84           $  --          $16,708
Mortality and expense risk fee                                                              10              72              117
                                                                                            --              --           ------
Investment income (loss) - net                                                              74             (72)          16,591
                                                                                            ==             ===           ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,772          12,231            6,053
  Cost of investments sold                                                               1,695          10,485            6.170
                                                                                           ---           -----            -----
Net realized gain (loss) on investments                                                     77           1,746             (117)
Net change in unrealized appreciation or depreciation of investments                       566          26,162           17,282
                                                                                         -----           -----           ------
Net gain (loss) on investments                                                             643          27,908           17,165
                                                                                         -----           -----           ------
Net increase (decrease) in net assets resulting from operations                        $   717         $27,836          $33,756
                                                                                       =======         =======          =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Operations
Period ended December 31, 1999

                                                                                                Segregated Asset Subaccounts
Investment income                                                                        3MI1              3SV2            3IT1
Dividend income from mutual funds and portfolios                                       $ 1,671              $--             $--
Mortality and expense risk fee                                                              19               69              66
                                                                                            --               --              --
Investment income (loss) - net                                                           1,652              (69)            (66)
                                                                                         =====              ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    1,218            2,975             875
  Cost of investments sold                                                               1,188            2,919             736
                                                                                         -----            -----             ---
Net realized gain (loss) on investments                                                     30               56             139
Net change in unrealized appreciation or depreciation of investments                       948            5,916          30,460
                                                                                           ---            -----          ------
Net gain (loss) on investments                                                             978            5,972          30,599
                                                                                           ---            -----          ------
Net increase (decrease) in net assets resulting from operations                        $ 2,630          $ 5,903        $ 30,533
                                                                                       =======          =======        ========

                                                                                                                         Combined
                                                                                                                         Variable
Investment income                                                                         3SP1             3EG2           Account
Dividend income from mutual funds and portfolios                                           $--            $ 176         $ 296,760
Mortality and expense risk fee                                                              60               17            32,224
                                                                                            --               --            ------
Investment income (loss) - net                                                             (60)             159           264,536
                                                                                           ===              ===           =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
  Proceeds from sales                                                                    3,399            7,867        19,596,016
  Cost of investments sold                                                               3,337            6,877        19,172,467
                                                                                         -----            -----        ----------
Net realized gain (loss) on investments                                                     62              990           423,549
Net change in unrealized appreciation or depreciation of investments                     7,793            3,597           435,971
                                                                                         -----            -----           -------
Net gain (loss) on investments                                                           7,855            4,587           859,520
                                                                                         -----            -----           -------
Net increase (decrease) in net assets resulting from operations                        $ 7,795          $ 4,746       $ 1,124,056
                                                                                       =======          =======       ===========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts1
Operations                                                                            BC3               BD3              CR3
Investment income (loss) - net                                                      $ (266)            $ 417         $ 88,061
Net realized gain (loss) on investments                                            117,389              (209)              32
Net change in unrealized appreciation or depreciation of investments                21,634               (95)          57,341
                                                                                    ------               ---           ------
Net increase (decrease) in net assets resulting from operations                    138,757               113          145,434
                                                                                   =======               ===          =======

Contract transactions
Contract purchase payments                                                       2,223,661            56,502          850,083
Net transfers2                                                                        (428)           (8,446)             150
Transfers for policy loans                                                              --                --               --
Contract terminations:
  Surrender benefits                                                            (2,128,482)               --               --
                                                                                ----------              ----            -----
Increase (decrease) from contract transactions                                      94,751            48,056          850,233
                                                                                    ------            ------          -------
Net assets at beginning of year                                                         --                --               --
                                                                                     -----               ---            -----
Net assets at end of year                                                        $ 233,508          $ 48,169        $ 995,667
                                                                                 =========          ========        =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --                --               --
Contract purchase payments                                                         211,504            56,266          871,965
Net transfers2                                                                         598            (8,822)              11
Transfers for policy loans                                                              --                --               --
Contract terminations:
  Surrender benefits                                                                (1,356)               --               --
                                                                                    ------             -----            -----
Units outstanding at end of year                                                   210,746            47,444          871,976
                                                                                   =======            ======          =======

Operations                                                                             CM3                DE3             EI3
Investment income (loss) - net                                                     $ 11,323            $ 4,068           $ 421
Net realized gain (loss) on investments                                                  --             11,654               7
Net change in unrealized appreciation or depreciation of investments                     (1)               478             372
                                                                                         --                ---             ---
Net increase (decrease) in net assets resulting from operations                      11,322             16,200             800
                                                                                     ======             ======             ===

Contract transactions
Contract purchase payments                                                        2,447,471          2,017,652          40,753
Net transfers2                                                                     (151,562)             4,251           7,563
Transfers for policy loans                                                           (7,921)                --              --
Contract terminations:
  Surrender benefits                                                                 (5,334)        (2,015,015)           (330)
                                                                                     ------         ----------            ----
Increase (decrease) from contract transactions                                    2,282,654              6,888          47,986
                                                                                  ---------              -----          ------
Net assets at beginning of year                                                          --                 --              --
                                                                                     ------              -----            ----
Net assets at end of year                                                       $ 2,293,976           $ 23,088        $ 48,786
                                                                                ===========           ========        ========

Accumulation unit activity
Units outstanding at beginning of year                                                   --                 --              --
Contract purchase payments                                                        2,427,761             18,486          40,956
Net transfers2                                                                     (148,076)             4,136           7,565
Transfers for policy loans                                                           (7,903)                --              --
Contract terminations:
  Surrender benefits                                                                 (5,296)                --            (327)
                                                                                     ------                               ----
Units outstanding at end of year                                                  2,266,486             22,622          48,194
                                                                                  =========             ======          ======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                               Segregated Asset Subaccounts1
Operations                                                                           FI3             GB3                     GR3
Investment income (loss) - net                                                   $ 114,921            $ 16                $ (2,386)
Net realized gain (loss) on investments                                            (35,633)             (8)                188,656
Net change in unrealized appreciation or depreciation of investments                    (3)            (23)                 62,739
                                                                                        --             ---                  ------
Net increase (decrease) in net assets resulting from operations                     79,285             (15)                249,009
                                                                                    ======             ===                 =======

Contract transactions
Contract purchase payments                                                      10,011,795           1,366               2,385,249
Net transfers2                                                                        (875)          1,466                  12,026
Transfers for policy loans                                                              --              --                      --
Contract terminations:
  Surrender benefits                                                           (10,069,341)             --              (2,178,590)
                                                                               -----------                              ----------
Increase (decrease) from contract transactions                                     (58,421)          2,832                 218,685
                                                                                   -------           -----                 -------
Net assets at beginning of year                                                         --              --                      --
                                                                                     -----          ------                   -----
Net assets at end of year                                                         $ 20,864         $ 2,817               $ 467,694
                                                                                  --------         -------               ---------

Accumulation unit activity
Units outstanding at beginning of year                                                  --              --                      --
Contract purchase payments                                                          11,748           1,356                 390,177
Net transfers2                                                                      (2,085)          1,457                  10,470
Transfers for policy loans                                                              --              --                      --
Contract terminations:
  Surrender benefits                                                                    --              --                      --
                                                                                     -----          ------                   -----
Units outstanding at end of year                                                     9,663           2,813                 400,647
                                                                                     =====           =====                 =======

Operations                                                                           IE3               MF3                   ND3
Investment income (loss) - net                                                     $ 1,683            $ 201                 $ 822
Net realized gain (loss) on investments                                                116               21                   646
Net change in unrealized appreciation or depreciation of investments                17,789              383                40,815
                                                                                    ------              ---                ------
Net increase (decrease) in net assets resulting from operations                     19,588              605                42,283
                                                                                    ======              ===                ======

Contract transactions
Contract purchase payments                                                         122,687            3,163               419,823
Net transfers2                                                                      28,149            6,700                47,188
Transfers for policy loans                                                              --               --                    --
Contract terminations:
  Surrender benefits                                                                  (925)              --                (1,811)
                                                                                      ----                                 ------
Increase (decrease) from contract transactions                                     149,911            9,863               465,200
                                                                                   -------            -----               -------
Net assets at beginning of year                                                         --               --                    --
                                                                                     -----          -------             ---------
Net assets at end of year                                                        $ 169,499         $ 10,468             $ 507,483
                                                                                 =========         ========             =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                    --
Contract purchase payments                                                         109,540            3,128               384,980
Net transfers2                                                                      24,246            6,490                42,731
Transfers for policy loans                                                              --               --                    --
Contract terminations:
  Surrender benefits                                                                  (761)              --                (1,580)
                                                                                      ----                                 ------
Units outstanding at end of year                                                   133,025            9,618               426,131
                                                                                   =======            =====               =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.



IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts1
Operations                                                                           SC3             SA3                 3CA
Investment income (loss) - net                                                    $ 20,397         $ 1,283             $ 4,093
Net realized gain (loss) on investments                                            136,433             148                 157
Net change in unrealized appreciation or depreciation of investments                66,937           9,212              24,891
                                                                                    ------           -----              ------
Net increase (decrease) in net assets resulting from operations                    223,767          10,643              29,141
                                                                                   =======          ======              ======

Contract transactions
Contract purchase payments                                                       3,025,558          27,399             193,854
Net transfers2                                                                       2,427          12,050              21,404
Transfers for policy loans                                                              --              --                  --
Contract terminations:
  Surrender benefits                                                            (2,790,000)           (195)             (1,036)
                                                                                ----------            ----              ------
Increase (decrease) from contract transactions                                     237,985          39,254             214,222
                                                                                   -------          ------             -------
Net assets at beginning of year                                                         --              --                  --
                                                                                     -----          ------              ------
Net assets at end of year                                                        $ 461,752        $ 49,897           $ 243,363
                                                                                 =========        ========           =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --              --                  --
Contract purchase payments                                                          25,607          23,484             167,912
Net transfers2                                                                       2,287           9,588              17,993
Transfers for policy loans                                                              --              --                  --
Contract terminations:
  Surrender benefits                                                                    --            (154)               (824)
                                                                                                      ----                ----
Units outstanding at end of year                                                    27,894          32,918             185,081
                                                                                    ======          ======             =======

Operations                                                                             3CD              3IF              3VA
Investment income (loss) - net                                                        $ (5)            $ (6)           $ (35)
Net realized gain (loss) on investments                                                147              503              (15)
Net change in unrealized appreciation or depreciation of investments                   880            1,676              677
                                                                                       ---            -----              ---
Net increase (decrease) in net assets resulting from operations                      1,022            2,173              627
                                                                                     =====            =====              ===

Contract transactions
Contract purchase payments                                                           3,153            9,015           53,734
Net transfers2                                                                         707            2,382              200
Transfers for policy loans                                                              --               --               --
Contract terminations:
  Surrender benefits                                                                    --               --               --
                                                                                     -----            -----             ----
Increase (decrease) from contract transactions                                       3,860           11,397           53,934
                                                                                     -----           ------           ------
Net assets at beginning of year                                                         --               --               --
                                                                                     -----            -----             ----
Net assets at end of year                                                          $ 4,882         $ 13,570         $ 54,561
                                                                                   =======         ========         ========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --               --
Contract purchase payments                                                           3,331            7,633           59,036
Net transfers2                                                                         527            1,794              208
Transfers for policy loans                                                              --               --               --
Contract terminations:
  Surrender benefits                                                                    --               --               --
                                                                                     -----            -----             ----
Units outstanding at end of year                                                     3,858            9,427           59,244
                                                                                     =====            =====           ======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                         Segregated Asset Subaccounts1
Operations                                                                            3GI              3MP                3OS
Investment income (loss) - net                                                      $ (207)           $ 725              $ (21)
Net realized gain (loss) on investments                                                103               82                 99
Net change in unrealized appreciation or depreciation of investments                 8,641           14,427              4,147
                                                                                     -----           ------              -----
Net increase (decrease) in net assets resulting from operations                      8,537           15,234              4,225
                                                                                     =====           ======              =====

Contract transactions
Contract purchase payments                                                         448,377           87,463             22,997
Net transfers2                                                                       9,516           24,417              3,312
Transfers for policy loans                                                              --              (16)                --
Contract terminations:
  Surrender benefits                                                                (1,430)             (94)                --
                                                                                    ------              ---
Increase (decrease) from contract transactions                                     456,463          111,770             26,309
                                                                                   -------          -------             ------
Net assets at beginning of year                                                         --               --                 --
                                                                                     -----            -----              -----
Net assets at end of year                                                        $ 465,000        $ 127,004           $ 30,534
                                                                                 =========        =========           ========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                 --
Contract purchase payments                                                         436,983           80,126             22,044
Net transfers2                                                                       9,167           22,159              2,821
Transfers for policy loans                                                              --              (16)                --
Contract terminations:
  Surrender benefits                                                                (1,396)             (84)                --
                                                                                    ------              ---
Units outstanding at end of year                                                   444,754          102,185             24,865
                                                                                   =======          =======             ======

Operations                                                                           3RE               3SI                3IS
Investment income (loss) - net                                                       $ (4)             $ (2)             $ (10)
Net realized gain (loss) on investments                                                (6)               35                 38
Net change in unrealized appreciation or depreciation of investments                   48                59                533
                                                                                       --                --                ---
Net increase (decrease) in net assets resulting from operations                        38                92                561
                                                                                       ==                ==                ===

Contract transactions
Contract purchase payments                                                          4,253             1,303              7,650
Net transfers2                                                                       (302)              168              1,194
Transfers for policy loans                                                             --                --                 --
Contract terminations:
  Surrender benefits                                                                   --                --                 --
                                                                                     ----              ----               ----
Increase (decrease) from contract transactions                                      3,951             1,471              8,844
                                                                                    -----             -----              -----
Net assets at beginning of year                                                        --                --                 --
                                                                                    -----             -----              -----
Net assets at end of year                                                         $ 3,989           $ 1,563            $ 9,405
                                                                                  =======           =======            =======

Accumulation unit activity
Units outstanding at beginning of year                                                 --                --                 --
Contract purchase payments                                                          4,478             1,436              8,027
Net transfers2                                                                       (318)              187              1,223
Transfers for policy loans                                                             --                --                 --
Contract terminations:
  Surrender benefits                                                                   --                --                 --
                                                                                     ----              ----               ----
Units outstanding at end of year                                                    4,160             1,623              9,250
                                                                                    =====             =====              =====


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                            Segregated Asset Subaccounts1
Operations                                                                             3SE              3UE             3MC
Investment income (loss) - net                                                        $ 74            $ 725            $ 39
Net realized gain (loss) on investments                                                 41              142             (12)
Net change in unrealized appreciation or depreciation of investments                 4,095            5,494             101
                                                                                     -----            -----             ---
Net increase (decrease) in net assets resulting from operations                      4,210            6,361             128
                                                                                     =====            =====             ===

Contract transactions
Contract purchase payments                                                          17,711          176,140           2,268
Net transfers2                                                                      24,582            5,209           5,150
Transfers for policy loans                                                              --               --             (16)
Contract terminations:
  Surrender benefits                                                                  (147)              --              --
                                                                                      ----
Increase (decrease) from contract transactions                                      42,146          181,349           7,402
                                                                                    ------          -------           -----
Net assets at beginning of year                                                         --               --              --
                                                                                     -----           ------           -----
Net assets at end of year                                                         $ 46,356        $ 187,710         $ 7,530
                                                                                  ========        =========         =======

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --              --
Contract purchase payments                                                          17,410          165,502           2,440
Net transfers2                                                                      23,632            4,831           5,512
Transfers for policy loans                                                              --               --             (17)
Contract terminations:
  Surrender benefits                                                                  (140)              --              --
                                                                                      ----
Units outstanding at end of year                                                    40,902          170,333           7,935
                                                                                    ======          =======           =====

Operations                                                                              3IP             3IN              3VS
Investment income (loss) - net                                                         $ 74            $ (72)        $ 16,591
Net realized gain (loss) on investments                                                  77            1,746             (117)
Net change in unrealized appreciation or depreciation of investments                    566           26,162           17,282
                                                                                        ---           ------           ------
Net increase (decrease) in net assets resulting from operations                         717           27,836           33,756
                                                                                        ===           ======           ======

Contract transactions
Contract purchase payments                                                            8,054           61,050          214,071
Net transfers2                                                                          193           42,951            1,301
Transfers for policy loans                                                               --               --               --
Contract terminations:
  Surrender benefits                                                                     --             (200)          (1,244)
                                                                                                        ----           ------
Increase (decrease) from contract transactions                                        8,247          103,801          214,128
                                                                                      -----          -------          -------
Net assets at beginning of year                                                          --               --               --
                                                                                      -----          -------           ------
Net assets at end of year                                                           $ 8,964        $ 131,637        $ 247,884
                                                                                    =======        =========        =========

Accumulation unit activity
Units outstanding at beginning of year                                                   --               --               --
Contract purchase payments                                                            8,327           52,793          182,784
Net transfers2                                                                           36           34,238              899
Transfers for policy loans                                                               --               --               --
Contract terminations:
  Surrender benefits                                                                     --             (149)            (966)
                                                                                                        ----             ----
Units outstanding at end of year                                                      8,363           86,882          182,717
                                                                                      =====           ======          =======


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                           Segregated Asset Subaccounts
Operations                                                                            3MI1             3SV2               3IT1
Investment income (loss) - net                                                     $ 1,652            $ (69)             $ (66)
Net realized gain (loss) on investments                                                 30               56                139
Net change in unrealized appreciation or depreciation of investments                   948            5,916             30,460
                                                                                       ---            -----             ------
Net increase (decrease) in net assets resulting from operations                      2,630            5,903             30,533
                                                                                     =====            =====             ======

Contract transactions
Contract purchase payments                                                          16,525          124,554            132,267
Net transfers3                                                                       2,831              779              7,240
Transfers for policy loans                                                             (16)             (16)               (16)
Contract terminations:
  Surrender benefits                                                                    --             (863)              (673)
                                                                                                       ----               ----
Increase (decrease) from contract transactions                                      19,340          124,454            138,818
                                                                                    ------          -------            -------
Net assets at beginning of year                                                         --               --                 --
                                                                                     -----          -------             ------
Net assets at end of year                                                         $ 21,970        $ 130,357          $ 169,351
                                                                                  ========        =========          =========

Accumulation unit activity
Units outstanding at beginning of year                                                  --               --                 --
Contract purchase payments                                                          16,569          120,290            106,977
Net transfers3                                                                       2,489            1,000              5,308
Transfers for policy loans                                                             (16)             (16)               (16)
Contract terminations:
  Surrender benefits                                                                    --             (826)              (478)
                                                                                                       ----               ----
Units outstanding at end of year                                                    19,042          120,448            111,791
                                                                                    ======          =======            =======

                                                                                                                      Combined
                                                                                                                      Variable
Operations                                                                            3SP1              3EG2           Account
Investment income (loss) - net                                                       $ (60)            $ 159         $ 264,536
Net realized gain (loss) on investments                                                 62               990           423,549
Net change in unrealized appreciation or depreciation of investments                 7,793             3,597           435,971
                                                                                     -----             -----           -------
Net increase (decrease) in net assets resulting from operations                      7,795             4,746         1,124,056
                                                                                     =====             =====         =========

Contract transactions
Contract purchase payments                                                         128,180            17,525        25,363,306
Net transfers3                                                                       8,005                51           121,949
Transfers for policy loans                                                              --                --            (8,001)
Contract terminations:
  Surrender benefits                                                                  (567)               --       (19,196,277)
                                                                                      ----                         -----------
Increase (decrease) from contract transactions                                     135,618            17,576         6,280,977
                                                                                   -------            ------         ---------
Net assets at beginning of year                                                         --                --                --
                                                                                     -----               ---            ------
Net assets at end of year                                                        $ 143,413          $ 22,322       $ 7,405,033
                                                                                 =========          ========       ===========

Accumulation unit activity
Units outstanding at beginning of year                                                  --                --
Contract purchase payments                                                         117,633            17,008
Net transfers3                                                                       7,426               (63)
Transfers for policy loans                                                              --                --
Contract terminations:
  Surrender benefits                                                                  (521)               --
                                                                                      ----
Units outstanding at end of year                                                   124,538            16,945
                                                                                   =======            ======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.
See accompanying notes to financial statements.



IDS Life Variable  Account 10 - American  Express  Retirement  Advisor  Variable
Annuity - Band 3

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Bond and Warburg Pincus Trust/Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                      Investment Manager
BC3              AXPSM Variable Portfolio-- Blue Chip Advantage Fund   IDS Life Insurance Company 1
BD3              AXPSM Variable Portfolio-- Bond Fund                  IDS Life Insurance Company 1
CR3              AXPSM Variable Portfolio-- Capital Resource Fund      IDS Life Insurance Company 1
CM3              AXPSM Variable Portfolio-- Cash Management Fund       IDS Life Insurance Company 1
DE3              AXPSM Variable Portfolio-- Diversified Equity         IDS Life Insurance Company 1
                 Income Fund
EI3              AXPSM Variable Portfolio-- Extra Income Fund          IDS Life Insurance Company 1
FI3              AXPSM Variable Portfolio-- Federal Income Fund        IDS Life Insurance Company 1
GB3              AXPSM Variable Portfolio-- Global Bond Fund           IDS Life Insurance Company 1
GR3              AXPSM Variable Portfolio-- Growth Fund                IDS Life Insurance Company 1
IE3              AXPSM Variable Portfolio-- International Fund         IDS Life Insurance Company 2
MF3              AXPSM Variable Portfolio-- Managed Fund               IDS Life Insurance Company 1
ND3              AXPSM Variable Portfolio-- New Dimensions Fund(R)     IDS Life Insurance Company 1
SC3              AXPSM Variable Portfolio-- Small Cap Advantage Fund   IDS Life Insurance Company 3
SA3              AXPSM Variable Portfolio-- Strategy Aggressive Fund   IDS Life Insurance Company 1
3CA              AIM V.I. Capital Appreciation Fund                    A I M Advisors, Inc.
3CD              AIM V.I. Capital Development Fund                     A I M Advisors, Inc.
3IF              American Century VP International                     American Century Investment Management, Inc.
3VA              American Century VP Value                             American Century Investment Management, Inc.
3GI              Fidelity VIP III Growth & Income Portfolio -          Fidelity Management & Research Company (FMR) 4
                 Service Class
3MP              Fidelity VIP III Mid Cap  Portfolio - Service  Class  FMR 4
3OS              Fidelity VIP Overseas  Portfolio  -  Service  Class   FMR 5
3RE              FTVIPT Franklin Real Estate Securities Fund - Class 2 Franklin Advisers, Inc.
3SI              FTVIPT Franklin Value Securities Fund - Class 2       Franklin Advisory Services, LLC
3IS              FTVIPT Templeton International Smaller Companies      Templeton Investment Counsel, Inc.
                 Fund - Class 2
3SE              Goldman Sachs VIT CORESM Small Cap Equity Fund        Goldman Sachs Asset Management
3UE              Goldman Sachs VIT CORESM U.S. Equity Fund             Goldman Sachs Asset Management
3MC              Goldman Sachs VIT Mid Cap Value Fund                  Goldman Sachs Asset Management
3IP              Lazard Retirement International Equity Portfolio      Lazard Asset Management
3IN              Putnam VT International New Opportunities Fund -      Putnam Investment Management, Inc.
                 Class IB Shares
3VS              Putnam VT Vista Fund - Class IB Shares                Putnam Investment Management, Inc.
3MI              Royce Micro-Cap Portfolio                             Royce & Associates, Inc.
3SV              Third Avenue Value Portfolio                          The Investment Adviser EQSF Advisers, Inc.
3IT              Wanger International Small Cap                        Wanger Asset Management, L.P.
3SP              Wanger U.S. Small Cap                                 Wanger Asset Management, L.P.
3EG              Warburg Pincus Trust - Emerging Growth Portfolio      Warburg Pincus Asset Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. American Express Asset Management
  International Inc. is the sub-investment advisor.
3 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
4 FMR U.K. and FMR Far East are the sub-investment advisors.
5 FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and
  FIIA U.K. are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.55% of the average daily net assets.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount        Investment                                                              Shares        NAV
BC3               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                     21,121     $11.08
BD3               AXPSM Variable Portfolio-- Bond Fund                                     4,543      10.54
CR3               AXPSM Variable Portfolio-- Capital Resource Fund                        27,369      36.40
CM3               AXPSM Variable Portfolio-- Cash Management Fund                      2,285,814       1.00
DE3               AXPSM Variable Portfolio-- Diversified Equity Income Fund                2,289      10.19
EI3               AXPSM Variable Portfolio-- Extra Income Fund                             5,563       8.58
FI3               AXPSM Variable Portfolio-- Federal Income Fund                           1,103       9.92
GB3               AXPSM Variable Portfolio-- Global Bond Fund                                290       9.69
GR3               AXPSM Variable Portfolio-- Growth Fund                                  40,063      11.68
IE3               AXPSM Variable Portfolio-- International Fund                            8,749      19.38
MF3               AXPSM Variable Portfolio-- Managed Fund                                    528      19.82
ND3               AXPSM Variable Portfolio-- New Dimensions Fund(R)                       21,877      22.86
SC3               AXPSM Variable Portfolio-- Small Cap Advantage Fund                     59,561      11.13
SA3               AXPSM Variable Portfolio-- Strategy Aggressive Fund                      2,087      23.92
3CA               AIM V.I. Capital Appreciation Fund                                       6,840      35.58
3CD               AIM V.I. Capital Development Fund                                          411      11.89
3IF               American Century VP International                                        1,086      12.50
3VA               American Century VP Value                                                9,170       5.95
3GI               Fidelity VIP III Growth & Income Portfolio - Service Class              26,972      17.24
3MP               Fidelity VIP III Mid Cap Portfolio - Service Class                       8,282      15.24
3OS               Fidelity VIP Overseas Portfolio - Service Class                          1,115      27.38
3RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                      268      14.88
3SI               FTVIPT Franklin Value Securities Fund - Class 2                            198       7.88
3IS               FTVIPT Templeton International Smaller Companies Fund - Class              850      11.07
                  2
3SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           4,373      10.60
3UE               Goldman Sachs VIT CORESM U.S. Equity Fund                               13,427      13.98
3MC               Goldman Sachs VIT Mid Cap Value Fund                                       894       8.42
3IP               Lazard Retirement International Equity Portfolio                           665      13.49
3IN               Putnam VT International New Opportunities Fund - Class IB                5,655      23.28
                  Shares
3VS               Putnam VT Vista Fund - Class IB Shares                                  12,004      20.65
3MI               Royce Micro-Cap Portfolio                                                3,584       6.13
3SV               Third Avenue Value Portfolio                                            12,026      10.84
3IT               Wanger International Small Cap                                           3,878      43.67
3SP               Wanger U.S. Small Cap                                                    5,764      24.88
3EG               Warburg Pincus Trust - Emerging Growth Portfolio                         1,708      13.07

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

Period ended Dec. 31,
Subaccount        Investment                                                                     1999
BC3               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                    $ 2,227,8191
BD3               AXPSM Variable Portfolio-- Bond Fund                                        90,1121
CR3               AXPSM Variable Portfolio-- Capital Resource Fund                           940,3481
CM3               AXPSM Variable Portfolio-- Cash Management Fund                          2,696,1551
DE3               AXPSM Variable Portfolio-- Diversified Equity Income Fund                2,029,4601
EI3               AXPSM Variable Portfolio-- Extra Income Fund                                48,3241
FI3               AXPSM Variable Portfolio-- Federal Income Fund                          10,131,0901
GB3               AXPSM Variable Portfolio-- Global Bond Fund                                  3,5311
GR3               AXPSM Variable Portfolio-- Growth Fund                                   2,425,2401
IE3               AXPSM Variable Portfolio-- International Fund                              153,3141
MF3               AXPSM Variable Portfolio-- Managed Fund                                     10,7701
ND3               AXPSM Variable Portfolio-- New Dimensions Fund(R)                          477,8601
SC3               AXPSM Variable Portfolio-- Small Cap Advantage Fund                      3,056,4291
SA3               AXPSM Variable Portfolio-- Strategy Aggressive Fund                         42,1401
3CA               AIM V.I. Capital Appreciation Fund                                         220,4141
3CD               AIM V.I. Capital Development Fund                                            4,8441
3IF               American Century VP International                                           16,6901
3VA               American Century VP Value                                                   54,9591
3GI               Fidelity VIP III Growth & Income Portfolio - Service Class                 475,9301
3MP               Fidelity VIP III Mid Cap Portfolio - Service Class                         113,6421
3OS               Fidelity VIP Overseas Portfolio - Service Class                             27,2141
3RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                        4,6531
3SI               FTVIPT Franklin Value Securities Fund - Class 2                              2,9971
3IS               FTVIPT Templeton International Smaller Companies Fund - Class 2              9,5561
3SE               Goldman Sachs VIT CORESM Small Cap Equity  Fund                             42,9871
3UE               Goldman Sachs VIT CORESM U.S. Equity Fund                                  184,9311
3MC               Goldman Sachs VIT Mid Cap Value Fund                                         8,2551
3IP               Lazard Retirement International Equity Portfolio                            10,0931
3IN               Putnam VT International New Opportunities Fund  - Class IB                 115,9601
                  Shares
3VS               Putnam VT Vista Fund - Class IB Shares                                     236,7721
3MI               Royce Micro-Cap Portfolio                                                   22,2101
3SV               Third Avenue Value Portfolio                                               127,3602
3IT               Wanger International Small Cap                                             139,6271
3SP               Wanger U.S. Small Cap                                                      138,9571
3EG               Warburg Pincus Trust - Emerging Growth Portfolio                            25,6022
                  Combined Variable Account                                               $26,316,246

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on Sept. 21, 1999.

7. YEAR 2000 ISSUE (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. All of the major systems used by the IDS Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Account's business, results of operations, or financial condition as a result of the Year
2000 issue.


IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21